UNITED STATES
				 SECURITIES AND EXCHANGE COMMISSION
				      Washington, D.C. 20549

					   FORM 13F


FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:	Beacon Asset Management, LLC
	50 Milk Street
	Boston, MA 02109-5003

13F File Number: 028-05183

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Managers:
Name:	John K. Beeten
Title:	President
Phone:	(617) 263-2420
Signature, Place, and Date of Signing:
John K. Beeten Boston, Massachusetts	April 26, 2001

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: NONE


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		53

Form 13F Information Table Value Total:		$112,833

List of Other Included Managers: 		NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO COM        COM              025816109     3104 75150.000SH       SOLE                75150.000         15000.000
AMERICAN INTL GROUP COM        COM              026874107     5246 65162.000SH       SOLE                65162.000         13000.000
ANALOG DEVICES INC COM         COM              032654105     2635 72704.000SH       SOLE                72704.000         19200.000
AOL TIME WARNER                COM              00184A105     4393 109420.000SH      SOLE               109420.000         14000.000
APPLIED MATERIALS INC COM      COM              038222105     1155 26550.000SH       SOLE                26550.000
BANK NEW YORK INC COM          COM              064057102      302 6130.000 SH       SOLE                 6130.000
BANK OF AMERICA CORP COM       COM              060505104      666 12168.000SH       SOLE                12168.000
BELLSOUTH CORP COM             COM              079860102      646 15778.000SH       SOLE                15778.000
BP AMOCO P L C SPONSORED ADR   COM              055622104      437 8812.000 SH       SOLE                 8812.000
BRISTOL-MYERS SQUIBB           COM              110122108     3663 61670.000SH       SOLE                61670.000          9800.000
CISCO SYSTEMS                  COM              17275R102     2977 188270.000SH      SOLE               188270.000         34000.000
CITIGROUP INC COM              COM              172967101     5837 129764.000SH      SOLE               129764.000         24800.000
CORNING INC COM                COM              219350105     1779 86000.000SH       SOLE                86000.000         20000.000
CVS CORP COM                   COM              126650100     2327 39787.000SH       SOLE                39787.000
EMC CORP. MASS                 COM              268648102     6008 204350.000SH      SOLE               204350.000         38000.000
EXXON MOBIL CORPORATION        COM              30231g102      756 9339.000 SH       SOLE                 9339.000
FANNIE MAE                     COM              313586109     4941 62075.000SH       SOLE                62075.000         13000.000
FLEET BOSTON FINANCIAL CORP    COM              339030108     6043 160075.000SH      SOLE               160075.000         29397.000
GENERAL ELEC CO COM            COM              369604103     3815 91137.000SH       SOLE                91137.000
GOLDMAN SACHS GROUP            COM              38141G104     1000 11750.000SH       SOLE                11750.000
HOME DEPOT INC COM             COM              437076102     3838 89051.000SH       SOLE                89051.000         23000.000
I2 TECHNOLOGIES INC COM        COM              465754109      328 22618.000SH       SOLE                22618.000
INTEL CORP                     COM              458140100      954 36260.000SH       SOLE                36260.000
INTERNATIONAL BUSINESS MACHINE COM              459200101     4244 44125.000SH       SOLE                44125.000         13000.000
JDS UNIPHASE CORP COM          COM              46612J101      313 16950.000SH       SOLE                16950.000
JOHNSON & JOHNSON              COM              478160104     5178 59195.000SH       SOLE                59195.000         10000.000
JP MORGAN CHASE & CO           COM              46625H100     3020 67268.000SH       SOLE                67268.000         10000.000
LILLY ELI COMPANY              COM              532457108      663 8650.000 SH       SOLE                 8650.000
LOWES COS INC COM              COM              548661107     1060 18141.000SH       SOLE                18141.000
MCDATA CORPORATION - CLASS A   COM              580031201     1502 79553.000SH       SOLE                79553.000         16398.000
MERCK & CO INC COM             COM              589331107     2793 36804.000SH       SOLE                36804.000          8800.000
MERRILL LYNCH & CO INC COM     COM              590188108      942 17000.000SH       SOLE                17000.000          6000.000
MICROSOFT CORP.                COM              594918104     2970 54310.000SH       SOLE                54310.000
NOKIA CORP SPONSORED ADR       COM              654902204     2303 95950.000SH       SOLE                95950.000         23700.000
NORTEL NETWORKS CORP.          COM              656568102      660 46960.000SH       SOLE                46960.000
PFIZER INC COM                 COM              717081103     4869 118911.000SH      SOLE               118911.000         22000.000
SAFEWAY INC COM NEW            COM              786514208      361 6550.000 SH       SOLE                 6550.000
SBC COMMUNICATIONS INC COM     COM              78387G103     1128 25269.000SH       SOLE                25269.000
SCHERING-PLOUGH CORP.          COM              806605101     3214 87976.000SH       SOLE                87976.000         20000.000
STANDARD & POOR'S DEP RECPT TR COM              78462F103      711 6090.000 SH       SOLE                 6090.000
STAPLES INC COM                COM              855030102     1036 69650.000SH       SOLE                69650.000
STATE STR CORP COM             COM              857477103      673 7210.000 SH       SOLE                 7210.000
SUN MICROSYSTEMS INC COM       COM              866810104      791 51480.000SH       SOLE                51480.000
TELLABS INC COM                COM              879664100     2832 69600.000SH       SOLE                69600.000         16000.000
TERADYNE INC COM               COM              880770102      224 6800.000 SH       SOLE                 6800.000
TEXAS INSTRS INC COM           COM              882508104      767 24770.000SH       SOLE                24770.000
TYCO INTL LTD NEW COM          COM              902124106     6093 140950.000SH      SOLE               140950.000         22000.000
UIT NASDAQ 100 TR              COM              631100104      425 10850.000SH       SOLE                10850.000
VERIZON COMMUNICATIONS COM     COM              92343v104      258 5240.000 SH       SOLE                 5240.000
WAL MART STORES INC COM        COM              931142103      793 15700.000SH       SOLE                15700.000
JOHN HANCOCK BK&THRIFT SH BEN  CLSD END         409735107      114 14229.000SH       SOLE                14229.000
AES CORP (CALL 8/15/01 @102.57 CONV             00130HAN5       37    20000 PRN      SOLE                    20000
HERCULES INC (SF 4/26/00 @100) CONV             427056AK2        9    10000 PRN      SOLE                    10000